Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Fair Value Measurements [Abstract]
Fair Value Measurements

(5) Fair Value Measurements

The following table sets forth the Company’s financial assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	As of March 29, 2026
	Level 1	Level 2	Level 3	Total
Financial Assets
Restricted cash	$1,134	$—	$—	$1,134
Total	$1,134	$—	$—	$1,134
Financial Liabilities
July 2024 Notes derivative liability (1)	$—	$—	$14,042	$14,042
July 2024 Notes derivative liability – related parties (1)	—	—	9,036	9,036
September 2024 Notes derivative liability (1)	—	—	26,351	26,351
September 2024 Notes derivative liability – related parties (1)	—	—	4,286	4,286
July 2025 Note derivative liability– related party (1)	—	—	2,239	2,239
September 2025 Notes derivative liability (1)	—	—	10,825	10,825
November 2025 Note derivative liability – related party (1)	—	—	1,069	1,069
January 2026 Note derivative liability – related party			1,467	1,467
$1.9 Million Note			1,530	1,530
March 2026 Bridge Note			9,500	9,500
Forward purchase agreement liabilities	—	—	5,107	5,107
SAFE Agreement with related party	—	—	579	579
Private placement warrants	—	—	1,504	1,504
Working capital warrants	—	—	172	172
Public warrants	2,070	—	—	2,070
Deferred Cobalt Consideration Shares	—	—	6,331	6,331
Deferred Ambia Consideration Shares	—	—	13,936	13,936
Total	$2,070	$—	$107,974	$110,044
	As of December 28, 2025
	Level 1	Level 2	Level 3	Total
Financial Assets
Restricted cash	$3,841	$—	$—	$3,841
Total	$3,841	$—	$—	$3,841
Financial Liabilities
July 2024 Notes derivative liability (1)	$—	$—	$19,604	$19,604
July 2024 Notes derivative liability – related parties (1)	—	—	12,615	12,615
September 2024 Notes derivative liability (1)	—	—	37,930	37,930
September 2024 Notes derivative liability – related parties (1)	—	—	5,870	5,870
July 2025 Note derivative liability– related party (1)	—	—	3,246	3,246
September 2025 Notes derivative liability (1)	—	—	14,756	14,756
November 2025 Note derivative liability – related party (1)	—	—	1,488	1,488
Forward purchase agreement liabilities	—	—	3,965	3,965
SAFE Agreement with related party	—	—	535	535
Private placement warrants	—	—	1,692	1,692
Working capital warrants	—	—	194	194
Public warrants	2,475	—	—	2,475
Deferred Sunder Consideration Shares	10,840	—	—	10,840
Deferred Ambia Consideration Shares	—	—	16,879	16,879
Total	$13,315	$—	$118,774	$132,089

(1)	The derivative liabilities are associated with the Company’s outstanding senior unsecured convertible notes with stated interest rates of 7.0% (the “September 2024 Notes” and “September 2025 Notes”) and 12.0% (the “July 2024 Notes”, “July 2025 Note”, “November 2025 Note” and “January 2026 Note”) all of which are defined in Note 9 – Borrowings and Derivative Liabilities.

The reconciliation of liabilities by class and categorized within Level 3 under the fair value hierarchy is as follows for the thirteen week periods ended March 29, 2026 and March 30, 2025 (in thousands):

		Thirteen Weeks Ended March 29, 2026
	Derivative liabilities	Convertible debt at fair value	Forward purchase agreements	SAFE Agreements	Warrant liabilities	Deferred Consideration Shares	Total
Balance as of December 28, 2025	$95,509	$—	$3,965	$535	$1,886	$16,879	$118,774
Additions	2,297	10,710	—	—	—	6,331	19,338
Conversions	(1,883)	—	—	—	—	—	(1,883)
Net (gain) loss recognized within Other non-operating income, net in the consolidated statement of operations	(26,608)	320	1,142	44	(210)	(2,943)	(28,255)
Balance as of March 29, 2026	$69,315	$11,030	$5,107	$579	$1,676	$20,267	$107,974

	Thirteen Weeks Ended March 30, 2025
	Derivative liabilities	Forward purchase agreements	SAFE Agreements	Warrant liabilities	Total
Balance as of December 29, 2024	$97,122	$3,494	$384	$699	$101,699
Additions	—	—	—	—	—
Conversions	—	—	—	—	—
Net (gain) loss recognized within Other non-operating income, net in the consolidated statement of operations	(15,127)	(268)	20	488	(14,887)
Balance as of March 30, 2025	$81,995	$3,226	$404	$1,187	$86,812

Subsequent to issuance, changes in the fair value of the derivative liabilities, liability classified warrants, forward purchase agreements and SAFEs are recorded within Other non-operating income, net in the Company’s unaudited condensed consolidated statements of operations and comprehensive income.

Derivative liabilities

The Company recognized derivative liabilities arising from the conversion features of its senior unsecured convertible notes issued (refer to Note 9 – Borrowings and Derivative Liabilities). Derivative liabilities are measured at fair value in accordance with ASC 820, Fair Value Measurement. The fair value of each respective derivative liability is measured using a Monte Carlo simulation that incorporates a binomial lattice model. Significant inputs to the binomial lattice model include the terms of the senior unsecured convertible notes (including the interest rate, conversion rate and conversion price), the underlying price of the Company’s common stock, risk-free rate and volatility. Certain of these inputs are unobservable. Thus, these derivative liabilities are classified within Level 3 of the fair value hierarchy. The binomial lattice model produces an estimated fair value based on changes in the price of the underlying shares of the Company’s common stock over successive periods of time. As a result of these interrelationships and inherent unobservable assumptions, the fair value of a derivative liability is subject to significant measurement uncertainty, and alternative reasonable assumptions could have produced materially different results as of March 29, 2026 and December 28, 2025.

The assumptions used to value the derivative liabilities as of March 29, 2026 were as follows:

	12.0% Senior Unsecured Convertible Notes				7.0% Senior Unsecured Convertible Notes
	July 2024 Notes(1)	July 2025 Note	November 2025 Note	January 2026 Note	September 2024 Notes(1)	September 2025 Notes(1)
Coupon rate	12.0%	12.0%	12.0%	$12.0%	7.0%	7.0%
Initial conversion rate	595.24	558.66	626.96	540.54	467.84	467.84
Initial conversion price	$1.68	$1.79	$1.60	$1.85	$2.14	$2.14
Common stock price	$1.25	$1.25	$1.25	$1.25	$1.25	$1.25
Risk-free interest rate	4.00%	4.00%	3.96%	4.00%	3.96%	3.96%
Volatility	88.1%	88.8%	87.5%	89.2%	90.7%	90.7%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

The assumptions used to value the derivative liabilities as of December 28, 2025 were as follows:

	12.0% Senior Unsecured Convertible Notes			7.0% Senior Unsecured Convertible Notes
	July 2024 Notes(1)	July 2025 Note	November 2025 Note	September 2024 Notes(1)	September 2025 Notes(1)
Coupon rate	12.0%	12.0%	12.0%	7.0%	7.0%
Initial conversion rate	595.24	558.66	626.96	467.84	467.84
Initial conversion price	$1.68	$1.79	$1.60	$2.14	$2.14
Common stock price	$1.62	$1.62	$1.62	$1.62	$1.62
Risk-free interest rate	3.6%	3.6%	3.6%	3.58%	3.58%
Volatility	82.2%	83.2%	81.3%	85.6%	85.6%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%

(1)	The conversion option is derived based upon the above assumptions plus a make-whole provision which is based upon changes in the Company’s stock price and the conversion date.

$1.9 Million Note and March 2026 Bridge Note

The Company elected the fair value option under ASC 825 for the $1.9 Million Note (as defined in Note 9 – Borrowings and Derivative Liabilities) issued on January 27, 2026 in connection with the Standby Equity Purchase Agreement (as defined in Note 9 – Borrowings and Derivative Liabilities) and the March 2026 Bridge Note (as defined in Note 9 – Borrowings and Derivative Liabilities) issued on March 6, 2026. The $1.9 Million Note and March 2026 Bridge Note were measured at fair value on a recurring basis and classified as a Level 3 liability due to the use of significant unobservable inputs.

The Company estimated the fair value of each obligation using a Monte Carlo simulation model, which captures the economic characteristics of the instrument, including its variable conversion price feature that is dependent on future market prices of the Company’s common stock. The Company utilized a “Bond plus Option” approach, where the value of upside plus amortization was determined in a simulation and the value related to principal repayment was calculated as a single payment of principal at maturity. The Company simulated its stock price from the valuation date to maturity date, at a daily step.

With respect to the $1.9 Million Note, on each of the simulated paths, the Company (i) tested for an amortization trigger as applicable; and (ii) assumed that the maturity date will not be extended. Once the payoffs for all simulation paths were determined according to above, they were discounted back to the valuation date at the risk-free rate in case the $1.9 Million Note would be converted and at credit risk-adjusted rate otherwise.

With respect to the March 2026 Bridge Note, on each of the simulated paths, the Company determined the maximum payoff on each installment date based on conversion price. Once the payoffs for all simulation paths were determined according to above, they were discounted back to the valuation date at the risk-free rate in case the March 2026 Bridge Note would be converted and at credit risk-adjusted rate otherwise.

The fair value of these obligations was each calculated as the average present value across all simulation paths plus present value of debt component. The model was calibrated to transaction proceeds by varying credit risk-adjusted rate in the model. The change in yields between the valuation dates was applied to the credit risk-adjusted rate to account for market changes. Thus, these obligations are classified within Level 3 of the fair value hierarchy as the fair values are based upon unobservable inputs.

The key inputs for the simulation include stock price, simulation period and volatility of the Company’s common stock and were as follows as of March 29, 2026:

	$1.9 Million Note	March 2026 Bridge Note
VWAP stock price	$1.24	$1.24
Simulation period	0.83 years	0.94 years
Risk-free rate	3.76%	3.77%
Volatility	81.4%	83.3%
Credit risk-adjusted rate	41.4%	73.4%

The fair value measurement reflects a probability-weighted assessment of settlement outcomes, including conversion into equity versus cash repayment scenarios, and captures the optionality inherent in the instrument. Changes in these assumptions, particularly stock price volatility, credit spread, and the likelihood of conversion, can result in significant fluctuations in the estimated fair value. Changes in fair value are recognized in operating results within “Other non-operating income, net,” in the Company’s unaudited condensed consolidated statements of operations and comprehensive income, and no separate interest expense is recorded, as the fair value measurement incorporates the economic cost of the financing.

Public warrants

The public warrants are measured at fair value on a recurring basis. The public warrants were valued based on the closing price of the publicly traded instrument and therefore are considered a Level 1 instrument in the fair value hierarchy.

Private placement and working capital warrants

The Company valued the private placement and working capital warrants, based on a binomial lattice model, which included the following inputs:

	As of
	March 29,	December 28,
	2026	2025
Expected term	2.31 years	2.56 years
Stock price	$1.25	$1.62
Exercise price	$11.50	$11.50
Expected volatility	268.3%	179.0%
Risk-free rate	3.90%	3.50%
Expected dividend yield	0.00%	0.00%

The expected term is the time period to the expiration date of the warrants. The risk-free rate is interpolated from the U.S. Constant Maturity Treasury curve for a term matching the corresponding remaining life. Volatility was calibrated based on the public warrants closing price as of the valuation date. As the private and working capital warrants have terms nearly identical to the publicly traded warrants, the volatility was calibrated until the model price equaled the public warrants closing price. These inherent unobservable assumptions are subject to significant measurement uncertainty, and alternative reasonable assumptions could have produced materially different results as of March 29, 2026 and December 28, 2025. Thus, the private placement and working capital warrant liabilities are classified within Level 3 of the fair value hierarchy.

Forward purchase agreement (“FPA”) liabilities

FPAs are measured at fair value on a recurring basis using a Monte Carlo simulation analysis based upon the following inputs:

	As of
	March 29,	December 28,
	2026	2025
VWAP stock price	$1.24	$1.66
Simulation period	0.30 years	0.55 years
Risk-free rate	3.73%	3.57%
Volatility	58.0%	77.3%

The volume-weighted average price (“VWAP”) reflects management’s judgment regarding expected future trading activity and price behavior as an active forward market does not exist for the Company’s common stock. Reasonably possible alternative VWAP outcomes at the reporting date could have resulted in a materially different fair value. The risk-free rate is derived from the applicable tenor of the U.S. Treasury yield curve. Changes in the risk-free rate would alter the present value of the simulated settlement amounts and could significantly impact the fair value estimate. The expected volatility is determined based on the historical equity volatility of comparable companies over a period that matches the simulation period. Because expected volatility drives the dispersion of simulated price paths, reasonably higher or lower volatility assumptions could materially increase or decrease the estimated fair value. These inputs are interrelated, and changes in one may affect the others. As a result of these interrelationships and inherent unobservable assumptions, the fair value of FPAs is subject to significant measurement uncertainty, and alternative reasonable assumptions could have produced materially different results as of March 29, 2026 and December 28, 2025. Thus, FPAs are classified within Level 3 of the fair value hierarchy.

SAFE agreement with related party

The Company measured the fair value of its SAFE using a valuation technique that incorporates significant unobservable inputs and is therefore classified within Level 3 of the fair value hierarchy. The fair value of the SAFE is subject to estimation uncertainty because it depends on management’s judgments about future events that are not directly observable in active markets. Management assigned a 50% probability that the SAFE will convert into shares of the Company’s stock in connection with a qualifying financing or other specified event. If the SAFE does not convert, management expects cash repayment in fiscal 2026 or fiscal 2027, with a 50% probability assigned to each repayment year.

The SAFE valuation also considers assumptions such as discount rates implied by the Company’s convertible notes as of the valuation date, the timing and likelihood of financing or liquidity events, and, for the conversion path, the expected equity valuation and any applicable conversion economics (e.g., discounts or valuation caps). Settlement of the SAFE is contingent on future financing or liquidity events and the Company’s funding plans. Accordingly, the measurement requires judgment about the likelihood and timing of conversion versus repayment and, where relevant, assumptions about the Company’s equity value at conversion. Because these factors are not directly observable, reasonably possible alternative assumptions at the reporting date could produce a materially different fair value. Increasing the probability of conversion would generally increase the fair value if the conversion terms imply a beneficial outcome to the holder relative to repayment; decreasing that probability would place more weight on the repayment scenarios and could increase or decrease the fair value depending on the applicable discount rate and timing of cash flows. Within the non-conversion path, shifting probability weight toward repayment in fiscal year 2026 would generally increase fair value (lower discounting), while shifting weight toward fiscal 2027 would generally decrease fair value (greater discounting), holding other inputs constant. A higher discount rate would decrease the present value of expected cash flows (and thus fair value), while a lower rate would increase fair value. Higher expected equity values or more favorable conversion economics would increase the fair value under the conversion path; lower expected equity values or less favorable terms would decrease it. These inputs are interrelated and unobservable. Because the valuation depends on significant unobservable inputs—including a 50% probability of conversion to equity and an even allocation between fiscal years 2026 and 2027 of repayment if conversion does not occur—there is significant measurement uncertainty, and alternative reasonable assumptions at the reporting date could have resulted in a materially different fair value of the SAFE liability as of March 29, 2026 and December 28, 2025. Thus, the SAFE liability is classified within Level 3 of the fair value hierarchy.

Deferred Ambia Consideration Shares

The Deferred Ambia consideration is classified within Level 3 of the fair value hierarchy.

The Company estimated the fair value of the deferred consideration shares using a Turnbull–Wakeman closed-form approximation for arithmetic average-rate options, with Black-Scholes values used as an upper bound. The valuation as of March 29, 2026, was based on a stock price of $1.25 and key assumptions including expected volatility of approximately 52% to 72%, risk-free rates of approximately 3.74% to 3.76%, zero dividend yield, and defined averaging periods over the contractual terms. The resulting fair values reflect per-unit option values of approximately $0.26 to $0.38 corresponding to total estimated value of $13.9 million. The fair value of the deferred consideration shares as of December 28, 2025 of $16.9 million was estimated using the Company’s closing share price for its common stock of $1.61 at the Ambia Closing.

The actual number of Deferred Ambia Consideration Shares issuable by the Company on the six- and 12-month anniversaries of the Ambia Closing was determined based on the 20-day trailing volume-weighted average price of the Company’s common stock after market close on the business day immediately prior to the issuance date of the applicable shares (the “VWAP Value”); provided that the VWAP Value for the calculation of the actual number of Deferred Ambia Consideration Shares issuable by the Company will not be more than $2.8102 per share or less than $1.4988 per share. Additionally, the number of Deferred Ambia Consideration Shares issuable by the Company is subject to adjustment pursuant to customary working capital and balance sheet adjustment terms and subject to offset for certain indemnifiable damages in accordance with the Ambia MIPA.

Financial liabilities not measured at fair value on a recurring basis:

The Company’s senior unsecured convertible notes were fair valued using a binomial lattice model, which includes Level 3, unobservable inputs. The key inputs used are consistent with those used to fair value the derivative liabilities as discussed under Derivative Liabilities above. The following tables set forth the Company’s financial liabilities that are not measured at fair value and are considered a Level 3 instrument in the fair value hierarchy (in thousands):

	As of March 29, 2026
	Principal amount (1)	Unamortized debt discount and debt issuance costs	Net carrying amount excluding capitalized interest (1)	Fair value
12.0% senior unsecured convertible notes
July 2024 Notes	$27,973	$(5,655)	$22,318	$26,724
July 2024 Notes – related parties	18,000	(10,054)	7,946	17,086
Subtotal July 2024 Notes	45,973	(15,709)	30,264	43,810
July 2025 Note – related party	5,000	(3,481)	1,519	4,494
November 2025 Note – related party	2,000	(1,483)	517	1,971
January 2026 Note – related party	3,300	(2,262)	1,038	2,955

7.0% senior unsecured convertible notes
September 2024 Notes	53,793	(37,851)	15,942	45,830
September 2024 Notes – related parties	8,750	(5,946)	2,804	7,461
Subtotal September 2024 Notes	62,543	(43,797)	18,746	53,291
September 2025 Notes	22,000	(18,425)	3,575	18,793
Total	$140,816	$(85,157)	$55,659	$125,314
	As of December 28, 2025
	Principal amount (1)	Unamortized debt discount and debt issuance costs	Net carrying amount excluding capitalized interest (1)	Fair value
12.0% senior unsecured convertible notes
July 2024 Notes	$27,973	$(5,832)	$22,141	$33,165
July 2024 Notes – related parties	18,000	(10,369)	7,631	21,204
Subtotal July 2024 Notes	45,973	(16,201)	29,772	54,369
July 2025 Note – related party	5,000	(3,557)	1,443	5,641
November 2025 Note – related party	2,000	(1,509)	491	2,360

7.0% senior unsecured convertible notes
September 2024 Notes	56,543	(42,211)	14,332	59,425
September 2024 Notes – related parties	8,750	(6,404)	2,346	8,880
Subtotal September 2024 Notes	65,293	(48,615)	16,678	68,305
September 2025 Notes	22,000	(18,646)	3,354	24,227
Total	$140,266	$(88,528)	$51,738	$154,902

(1)	Excludes capitalized interest (coupon interest, default interest and failure to file interest) of $9.6 million and $10.8 million as of March 29, 2026, and December 28, 2025, respectively, included in the July 2024 Notes.

(5) Fair Value Measurements

The following tables set forth the Company’s financial assets and liabilities that are measured at fair value, on a recurring basis (in thousands):

	As of December 28, 2025
	Level 1	Level 2	Level 3	Total
Financial Assets
Restricted cash	$3,841	$—	$—	$3,841
Total	$3,841	$—	$—	$3,841
Financial Liabilities
July 2024 Notes derivative liability (1)	$—	$—	$19,604	$19,604
July 2024 Notes derivative liability – related parties (1)	—	—	12,615	12,615
September 2024 Notes derivative liability (1)	—	—	37,930	37,930
September 2024 Notes derivative liability – related parties (1)	—	—	5,870	5,870
July 2025 Note derivative liability– related party (1)	—	—	3,246	3,246
September 2025 Notes derivative liability (1)	—	—	14,756	14,756
November 2025 Note derivative liability – related party (1)	—	—	1,488	1,488
Forward purchase agreement liabilities	—	—	3,965	3,965
SAFE Agreement with related party	—	—	535	535
Private placement warrants	—	—	1,692	1,692
Working capital warrants	—	—	194	194
Public warrants	2,475	—	—	2,475
Deferred Sunder Consideration Shares	10,840	—	—	10,840
Deferred Ambia Consideration Shares	—	—	16,879	16,879
Total	$13,315	$—	$118,774	$132,089

	As of December 29, 2024
	Level 1	Level 2	Level 3	Total
Financial Assets
Restricted cash	$3,841	$—	$—	$3,841
Total	$3,841	$—	$—	$3,841
Financial Liabilities
July 2024 Notes derivative liability (1)	$—	$—	$13,563	$13,563
July 2024 Notes derivative liability – related parties (1)	—	—	21,127	21,127
September 2024 Notes derivative liability (1)	—	—	55,474	55,474
September 2024 Notes derivative liability – related parties (1)	—	—	6,958	6,958
Forward purchase agreement liabilities (2)	—	—	3,494	3,494
SAFE Agreement with related party	—	—	384	384
Private placement warrants	—	—	627	627
Working capital warrants	—	—	72	72
Public warrants	862	—	—	862
Total	$862	$—	$101,699	$102,561

(1)	The derivative liabilities are associated with the Company’s outstanding senior unsecured convertible notes with stated interest rates of 7.0% (the “September 2024 Notes” and “September 2025 Notes”) and 12.0% (the “July 2024 Notes”, “July 2025 Note”, and “November 2025 Note”) all of which are defined in Note 10 – Borrowings and Derivative Liabilities.

(2)	Includes $1.3 million due to related parties as of and December 29, 2024.

The reconciliation of liabilities by class and categorized within Level 3 under the fair value hierarchy is as follows for the fiscal years ended December 28, 2025 and December 29, 2024 (in thousands):

	Fiscal Year Ended December 28, 2025
	Derivative liabilities	Forward Purchase Agreements	SAFE Agreements	Warrant liabilities	Deferred Ambia Consideration Shares	Total
Balance as of December 29, 2024	$97,122	$3,494	$384	$699	$—	$101,699
Additions	20,808	—	—	—	16,879	37,687
Conversions	(10,931)	—	—	—	—	(10,931)
Net (gain)/loss recognized within Other non-operating income, net in the consolidated statement of operations	(11,490)	471	151	1,187	—	(9,681)
Balance as of December 28, 2025	$95,509	$3,965	$535	$1,886	$16,879	$118,774

	Fiscal Year Ended December 29, 2024
	Derivative liabilities	Forward Purchase Agreements	SAFE Agreements	Warrant liabilities	Total
Balance as of December 31, 2023	$—	$3,831	$—	$10,960	$14,791
Additions	131,108	—	6,000	—	137,108
Conversions	—	—	(6,250)	(7,306)	(13,556)
Net (gain)/loss recognized within Other non-operating income, net in the consolidated statement of operations	(33,986)	(337)	634	(2,955)	(36,644)
Balance as of December 29, 2024	$97,122	$3,494	$384	$699	$101,699

Subsequent to issuance, changes in the fair value of derivative liabilities, FPAs, SAFEs and liability classified warrants, are recorded within Other non-operating income, net on the Company’s consolidated statements of operations and comprehensive loss. Refer to Note 11 – Other Non-Operating Income, Net for details.

Derivative liabilities

The Company recognized derivative liabilities arising from the conversion features of its senior unsecured convertible notes issued in the years ended December 28, 2025 and December 29, 2024 (refer to Note 10 – Borrowings and Derivative Liabilities). Derivative liabilities are measured at fair value in accordance with ASC 820, Fair Value Measurement. The fair value of each respective derivative liability is measured using a Monte Carlo simulation that incorporates a binomial lattice model. Significant inputs to the binomial lattice model include the terms of the senior unsecured convertible notes (including the interest rate, conversion rate and conversion price), the underlying price of the Company’s common stock, risk-free rate and volatility. Certain of these inputs are unobservable. Thus, these derivative liabilities are classified within Level 3 of the fair value hierarchy. The binomial lattice model produces an estimated fair value based on changes in the price of the underlying shares of the Company’s common stock over successive periods of time. As a result of these interrelationships and inherent unobservable assumptions, the fair value of a derivative liability is subject to significant measurement uncertainty, and alternative reasonable assumptions could have produced materially different results as of December 28, 2025 and December 29, 2024.

The assumptions used to value the derivative liabilities as of December 28, 2025 were as follows:

	12.0% Senior Unsecured Convertible Notes			7.0% Senior Unsecured Convertible Notes
	July 2024 Notes	July 2025 Note	November 2025 Note	September 2024 Notes	September 2025 Notes
Coupon rate	12.0%	12.0%	12.0%	7.0%	7.0%
Conversion rate	595.24	558.66	626.96	467.84	467.84
Conversion price	$1.68	$1.79	$1.60	$2.14	$2.14
Common stock price	$1.62	$1.62	$1.62	$1.62	$1.62
Risk-free interest rate	3.6%	3.6%	3.6%	3.58%	3.58%
Volatility	82.2%	83.2%	81.3%	85.6%	85.6%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%

The assumptions used to value the derivative liabilities as of December 29, 2024 were as follows:

	Senior Unsecured Convertible Notes
	12.0% Notes	7.0% Notes
	July 2024 Notes	September 2024 Notes
Coupon rate	12.0%	7.0%
Conversion rate	595.24	467.84
Conversion price	$1.68	$2.14
Common stock price	$1.81	$1.81
Risk-free interest rate	4.43%	4.43%
Volatility	62.0%	66.6%
Dividend yield	0.00%	0.00%

Forward purchase agreement liabilities

FPAs are measured at fair value on a recurring basis using a Monte Carlo simulation analysis based upon the following inputs:

	As of
	December 28,	December 29,
	2025	2024
VWAP stock price	$1.66	$1.78
Simulation period	0.55 years	0.55 years
Risk-free rate	3.57%	4.28%
Volatility	77.3%	117.0%

The volume-weighted average price (“VWAP”) reflects management’s judgment regarding expected future trading activity and price behavior as an active forward market does not exist for the Company’s common stock. Reasonably possible alternative VWAP outcomes at the reporting date could have resulted in a materially different fair value. The risk-free rate is derived from the applicable tenor of the U.S. Treasury yield curve. Changes in the risk-free rate would alter the present value of the simulated settlement amounts and could significantly impact the fair value estimate. The expected volatility is determined based on the historical equity volatility of comparable companies over a period that matches the simulation period. Because expected volatility drives the dispersion of simulated price paths, reasonably higher or lower volatility assumptions could materially increase or decrease the estimated fair value. These inputs are interrelated, and changes in one may affect the others. As a result of these interrelationships and inherent unobservable assumptions, the fair value of FPAs is subject to significant measurement uncertainty, and alternative reasonable assumptions could have produced materially different results as of December 28, 2025 and December 29, 2024. Thus, FPAs are classified within Level 3 of the fair value hierarchy.

Private placement and working capital warrants

The Company valued the private placement and working capital warrants, based on a binomial lattice model, which included the following inputs:

	As of
	December 28,	December 29,
	2025	2024
Expected term	2.56 years	3.56 years
Stock price	$1.62	$1.81
Exercise price	$11.50	$11.50
Expected volatility	179.0%	68.1%
Risk-free rate	3.50%	4.39%
Expected dividend yield	0.00%	0.00%

The expected term is the time period to the expiration date of the warrants. The risk-free rate is interpolated from the U.S. Constant Maturity Treasury curve for a term matching the corresponding remaining life. Volatility was calibrated based on the public warrants closing price as of the valuation date. As the private and working capital warrants have terms nearly identical to the publicly traded warrants, the volatility was calibrated until the model price equaled the public warrants closing price. These inherent unobservable assumptions are subject to significant measurement uncertainty, and alternative reasonable assumptions could have produced materially different results as of December 28, 2025 and December 29, 2024. Thus, the private placement and working capital warrant liabilities are classified within Level 3 of the fair value hierarchy.

Public warrants

The public warrants are measured at fair value on a recurring basis. The public warrants were valued based on the closing price of the publicly traded instrument and therefore are considered a Level 1 instrument in the fair value hierarchy.

SAFE agreement with related party

The Company measured the fair value of its SAFE using a valuation technique that incorporates significant unobservable inputs and is therefore classified within Level 3 of the fair value hierarchy. The fair value of the SAFE is subject to estimation uncertainty because it depends on management’s judgments about future events that are not directly observable in active markets. Management assigned a 50% probability that the SAFE will convert into shares of the Company’s stock in connection with a qualifying financing or other specified event. If the SAFE does not convert, management expects cash repayment in fiscal 2026 or fiscal 2027, with a 50% probability assigned to each repayment year.

The SAFE valuation also considers assumptions such as discount rates implied by the Company’s convertible notes as of the valuation date, the timing and likelihood of financing or liquidity events, and, for the conversion path, the expected equity valuation and any applicable conversion economics (e.g., discounts or valuation caps). Settlement of the SAFE is contingent on future financing or liquidity events and the Company’s funding plans. Accordingly, the measurement requires judgment about the likelihood and timing of conversion versus repayment and, where relevant, assumptions about the Company’s equity value at conversion. Because these factors are not directly observable, reasonably possible alternative assumptions at the reporting date could produce a materially different fair value. Increasing the probability of conversion would generally increase the fair value if the conversion terms imply a beneficial outcome to the holder relative to repayment; decreasing that probability would place more weight on the repayment scenarios and could increase or decrease the fair value depending on the applicable discount rate and timing of cash flows. Within the non-conversion path, shifting probability weight toward repayment in fiscal year 2026 would generally increase fair value (lower discounting), while shifting weight toward fiscal 2027 would generally decrease fair value (greater discounting), holding other inputs constant. A higher discount rate would decrease the present value of expected cash flows (and thus fair value), while a lower rate would increase fair value. Higher expected equity values or more favorable conversion economics would increase the fair value under the conversion path; lower expected equity values or less favorable terms would decrease it. These inputs are interrelated and unobservable. Because the valuation depends on significant unobservable inputs—including a 50% probability of conversion to equity and an even allocation between fiscal years 2026 and 2027 of repayment if conversion does not occur—there is significant measurement uncertainty, and alternative reasonable assumptions at the reporting date could have resulted in a materially different fair value of the SAFE liability as of December 28, 2025 and December 29, 2024. Thus, the SAFE liability is classified within Level 3 of the fair value hierarchy.

Financial liabilities not measured at fair value

The Company’s senior unsecured convertible notes were fair valued using a binomial lattice model, which includes Level 3, unobservable inputs. The key inputs used are consistent with those used to fair value the derivative liabilities as discussed under Derivative Liabilities above. The following table sets forth the Company’s financial liabilities that were not measured at fair value and are considered a Level 3 instrument in the fair value hierarchy (in thousands):

	As of December 28, 2025
	Principal amount (1)	Unamortized debt discount and debt issuance costs	Net carrying amount excluding capitalized interest (1)	Fair value
12.0% senior unsecured convertible notes
July 2024 Notes	$27,973	$(5,832)	$22,141	$33,165
July 2024 Notes – related parties	18,000	(10,369)	7,631	21,204
Subtotal July 2024 Notes	45,973	(16,201)	29,772	54,369
July 2025 Note – related party	5,000	(3,557)	1,443	5,641
November 2025 Note – related party	2,000	(1,509)	491	2,360

7.0% senior unsecured convertible notes
September 2024 Notes	56,543	(42,211)	14,332	59,425
September 2024 Notes – related parties	8,750	(6,404)	2,346	8,880
Subtotal September 2024 Notes	65,293	(48,615)	16,678	68,305
September 2025 Notes	22,000	(18,646)	3,354	24,227
Total	$140,266	$(88,528)	$51,738	$154,902
	As of December 29, 2024
	Principal amount (1)	Unamortized debt discount and debt issuance costs	Net carrying amount excluding capitalized interest (1)	Fair value
12.0% senior unsecured convertible notes
July 2024 Notes	$17,973	$(6,205)	$11,768	$21,390
July 2024 Notes – related parties	28,000	(10,785)	17,215	33,323
Subtotal July 2024 Notes	45,973	(16,990)	28,983	54,713

7.0% senior unsecured convertible notes
September 2024 Notes	71,800	(66,164)	5,636	77,245
September 2024 Notes – related parties	8,000	(7,524)	476	8,583
Subtotal September 2024 Notes	79,800	(73,688)	6,112	85,828
Total	$125,773	$(90,678)	$35,095	$140,541

(1)	Excludes capitalized interest (coupon interest, default interest and failure to file interest) of $10.8 million and $13.6 million as of December 28, 2025 and December 29, 2024, respectively, included in the July 2024 Notes.